Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 1,101,957	$ 551,774
In process and finished products	857,694	429,955
Total	$ 1,959,651	$ 981,729